Share-Based Compensation - Share Unit Plans - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments shares
Share based compensation
Vesting period	3 years
Performance Share Units (PSUs)
Share based compensation
Vesting period	3 years
Outstanding, beginning of year	2,267	2,413
Granted	1,553	1,570
Redeemed for cash | shares	(1,623)	(1,663)
Forfeited/expired | shares		(53)
Outstanding, end of year	2,197	2,267
Performance Share Units (PSUs) | Minimum
Share based compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share based compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
Share based compensation
Vesting period	3 years
Outstanding, beginning of year	16,072	18,158
Granted	4,796	5,009
Redeemed for cash | shares	(5,962)	(6,354)
Forfeited/expired | shares	(314)	(741)
Outstanding, end of year	14,592	16,072
Deferred Share Units (DSUs)
Share based compensation
Outstanding, beginning of year	1,302	1,218
Granted	192	202
Redeemed for cash | shares	(189)	(118)
Outstanding, end of year	1,305	1,302
Director | Deferred Share Units (DSUs)
Share based compensation
First increments of share price receivable by executives at the time of vesting	50.00%
Second increments of share price receivable by executives at the time of vesting	100.00%
Executive Officer | Deferred Share Units (DSUs)
Share based compensation
First increments of share price receivable by executives at the time of vesting	25.00%
Second increments of share price receivable by executives at the time of vesting	50.00%
Third increments of share price receivable by executives at the time of vesting	75.00%
Fourth increments of share price receivable by executives at the time of vesting	100.00%